Income Taxes (Details) - Schedule of Net Operating Loss	Sep. 30, 2023 USD ($)
Schedule of Net Operating Loss [Line Items]
Total	$ 2,322,061
Tax Year 2023 [Member]
Schedule of Net Operating Loss [Line Items]
Total
Tax Year 2024 [Member]
Schedule of Net Operating Loss [Line Items]
Total
Tax Year 2025 [Member]
Schedule of Net Operating Loss [Line Items]
Total	145,306
Tax Year 2026 [Member]
Schedule of Net Operating Loss [Line Items]
Total	510,885
Tax Year 2027 [Member]
Schedule of Net Operating Loss [Line Items]
Total	$ 1,665,870